UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:   1/31/11

Item 1.  Schedule of Investments.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2011
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 87.89%
AEROSPACE/DEFENSE - 3.66%
AAR Corp. - 144A	$ 2,500,000	1.625	3/1/2014	$ 2,540,625
Kaman Corp. - 144A	3,075,000	3.250	11/15/2017	3,309,469
Orbital Sciences Corp.	1,800,000	2.438	1/15/2027	1,896,750
				7,746,844
AUTO MANUFACTURERS - 2.76%
Navistar International Corp.	4,000,000	3.000	10/15/2014	5,845,000

BIOTECHNOLOGY - 7.40%
American Oriental Bioengineering, Inc. 144A	4,188,000	5.000	7/15/2015	3,533,625
Charles River Laboratories International, Inc.	1,582,000	2.250	6/15/2013	1,633,415
Cubist Pharmaceuticals, Inc.	6,000,000	2.500	11/1/2017	6,150,000
Gilead Sciences, Inc. - 144A	4,000,000	1.625	5/1/2016	4,320,000
				15,637,040
CHEMICALS - 2.61%
ShengdaTech, Inc. - 144A	5,590,000	6.500	12/15/2015	5,520,125

COAL - 2.29%
Alpha Natural Resources, Inc.	2,500,000	2.375	4/15/2015	3,171,875
Massey Energy Co.	1,500,000	3.250	8/1/2015	1,676,250
				4,848,125
COMMERCIAL SERVICES - 2.27%
Chemed Corp.	2,000,000	1.875	5/15/2014	2,030,000
Kendle International, Inc.	1,500,000	3.375	7/15/2012	1,419,375
Sotheby's	1,000,000	3.125	6/15/2013	1,348,750
				4,798,125
COMPUTERS - 1.04%
SanDisk Corp.	2,000,000	1.500	8/15/2017	2,187,500

ELECTRICAL COMPONENTS & EQUIPMENT - 6.71%
EnerSys	2,927,000	3.375	6/1/2038	3,344,097
General Cable Corp.	5,000,000	0.875	11/15/2013	5,106,250
SunPower Corp. - 144A	3,000,000	4.500	3/15/2015	2,882,400
SunPower Corp.	3,000,000	4.750	4/15/2014	2,861,250
				14,193,997
ELECTRONICS - 2.22%
FEI Co.	1,382,000	2.875	6/1/2013	1,565,115
TTM Technologies, Inc.	2,500,000	3.250	5/15/2015	3,125,000
				4,690,115
ENERGY-ALTERNATE SOURCES - 4.75%
Covanta Holding Corp.	1,000,000	3.250	6/1/2014	1,180,000
Green Plains Renewable Energy, Inc. - 144A	3,900,000	5.750	11/1/2015	4,138,875
Solarfun Power Holdings Co.	5,500,000	3.500	1/15/2018	4,730,000
				10,048,875
Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

FOOD - 3.99%
Chiquita Brands International, Inc.	$ 4,350,000	4.250	8/15/2016	$ 4,529,437
Nash Finch Co.	5,500,000	1.631	3/15/2035	2,708,750
Spartan Stores, Inc.	1,257,000	3.375	5/15/2027	1,197,292
				8,435,479
HEALTHCARE-PRODUCTS - 4.91%
Kinetic Concepts, Inc. - 144A	2,000,000	3.250	4/15/2015	2,250,000
SonoSite, Inc.	1,500,000	3.750	7/15/2014	1,704,375
Teleflex, Inc.	4,000,000	3.875	8/1/2017	4,430,000
Wright Medical Group, Inc.	2,090,000	2.625	12/1/2014	1,995,950
				10,380,325
HEALTHCARE-SERVICES - 3.35%
LifePoint Hospitals, Inc.	4,000,000	3.500	5/15/2014	4,050,000
Molina Healthcare, Inc.	2,975,000	3.750	10/1/2014	3,038,219
				7,088,219
INSURANCE - 2.17%
Tower Group, Inc. - 144A	4,000,000	5.000	9/15/2014	4,595,000

INTERNET - 7.28%
Digital River, Inc. - 144A	3,500,000	2.000	11/1/2030	3,403,750
Equinix, Inc.	5,300,000	3.000	10/15/2014	5,598,125
Priceline.com, Inc. - 144A	1,500,000	1.250	3/15/2015	2,340,000
WebMD Health Corp. - 144A	4,000,000	2.500	1/31/2018	4,045,000
				15,386,875
IRON/STEEL - 2.83%
Allegheny Technologies, Inc.	2,000,000	4.250	6/1/2014	3,430,000
Steel Dynamics, Inc.	2,000,000	5.125	6/15/2014	2,550,000
				5,980,000
MACHINERY - 0.26%
AGCO Corp.	400,000	1.250	12/15/2036	549,000

MINING - 4.32%
Kaiser Aluminum Corp. - 144A	2,600,000	4.500	4/1/2015	3,097,120
Sterlite Industries India Ltd.	6,000,000	4.000	10/30/2014	6,045,000
				9,142,120
MISCELLANEOUS MANUFACTURING - 0.33%
EnPro Industries, Inc.	500,000	3.938	10/15/2015	699,375

OIL & GAS - 3.23%
Chesapeake Energy Corp.	2,000,000	2.750	11/15/2035	2,207,500
Global Industries Ltd.	2,000,000	2.750	8/1/2027	1,555,000
Hornbeck Offshore Services, Inc.	3,300,000	1.625	11/15/2026	3,069,000
				6,831,500
Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

PHARMACEUTICALS - 3.26%
Endo Pharmaceuticals Holdings, Inc.	$ 3,400,000	1.750	4/15/2015	$ 4,330,750
Medicis Pharmaceutical Corp.	1,600,000	2.500	6/4/2032	1,682,000
Teva Pharmaceutical Finance Co. LLC	700,000	0.250	2/1/2026	867,125
				6,879,875
REITS - HOTELS - 0.58%
Host Hotels & Resorts LP - 144A	1,000,000	3.250	4/15/2024	1,228,750

RETAIL - 1.77%
Coinstar, Inc.	1,000,000	4.000	9/1/2014	1,300,000
Group 1 Automotive, Inc.	2,455,000	2.250	6/15/2036	2,448,862
				3,748,862
SEMICONDUCTORS - 4.03%
Micron Technology, Inc.	5,800,000	1.875	6/1/2014	6,010,250
ON Semiconductor Corp.	1,000,000	2.625	12/15/2026	1,262,500
Xilinx, Inc. - 144A	1,000,000	2.625	6/15/2017	1,251,250
				8,524,000
SOFTWARE - 1.54%
Concur Technologies, Inc. - 144A	1,000,000	2.500	4/15/2015	1,185,000
CSG Systems International, Inc. - 144A	2,000,000	3.000	3/1/2017	2,062,500
				3,247,500
TELECOMMUNICATIONS - 3.93%
Anixter International, Inc.	1,700,000	1.000	2/15/2013	1,989,000
Arris Group, Inc.	1,500,000	2.000	11/15/2026	1,574,063
Ciena Corp. - 144A	1,500,000	4.000	3/15/2015	1,968,750
Ixia - 144A	1,000,000	3.000	12/15/2015	1,093,750
RF Micro Devices, Inc.	1,547,000	1.000	4/15/2014	1,682,363
				8,307,926
TRANSPORTATION - 4.40%
Bristow Group, Inc.	3,500,000	3.000	6/15/2038	3,583,125
Genco Shipping & Trading Ltd.	6,000,000	5.000	8/15/2015	5,722,500
				9,305,625

TOTAL CONVERTIBLE BONDS				185,846,177
( Cost - $167,393,457)

SHORT-TERM INVESTMENTS - 15.71%
MONEY MARKET FUND - 15.71%	Shares
Milestone Treasury Obligations Portfolio	33,217,225	0.010 +		33,217,225
TOTAL SHORT-TERM INVESTMENTS
( Cost - $33,217,225)

TOTAL INVESTMENTS - 103.60%
( Cost - $200,610,682)				$ 219,063,402
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.60%)				(7,614,792)
NET ASSETS - 100.00%				$ 211,448,610
+ Variable rate security. Interest rate is as of January 31, 2011.
REIT - Real Estate Investment Trust.
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011

At January 31, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 19,342,965
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(890,245)
Net unrealized appreciation				$ 18,452,720

TOTAL RETURN SWAP	Notional Amount		Termination Date	Unrealized Gain

Agreement with ReFlow Fund, LLC dated July 20, 2010 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.25%.	$ 30,059,318		5/1/2012	$ 461,408

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of January 31, 2011 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds	$ -	$ 185,846,177	$ -	$ 185,846,177
Short-Term Investments	33,217,225	-	-	33,217,225
Total Investments in Securities	$ 33,217,225	$ 185,846,177	$ -	$ 219,063,402
Liabilities
Total Return Swap**	$ 230,204	$ -	$ -	$ 230,204

The Fund did not hold any Level 3 securities during the period.
**Represents variation margin on the last day of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/    Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

3/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/   Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

3/31/11